Shareholders' Equity (Shares Of Common Stock) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Shares	175,913,310	175,100,000
Common stock issued, Shares	700,000	800,000
Balance, Shares	176,638,882	175,913,310